Capital structure and financial items - Financial income and expenses - Financial impact from forward contracts and currency options, specified (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in value of forward elements of forward contracts [abstract]
Income/(loss) transferred from other comprehensive income	kr (329)	kr (1,677)	kr 1,841
Value adjustment of transferred contracts	79	(1,609)	(1,299)
Unrealised fair value adjustments of forward contracts	(835)	(217)	(143)
Realised foreign exchange gain/(loss) on forward contracts	(804)	830	1,257
Financial income/(expense) from forward contracts	(1,889)	(2,673)	1,656
Change In Value Of Currency Options [Abstract]
Realised income/(loss) transferred from other comprehensive income	0	0	186
Value adjustment of transferred options	0	0	(3)
Foreign exchange gain/(loss) on currency options	0	0	(31)
Financial income/(expense) from currency options	kr 0	kr 0	kr 152